Note 5 - Intangible Assets	12 Months Ended
Oct. 31, 2019
Notes to Financial Statements
Intangible Assets Disclosure [Text Block]
(5)	Intangible Assets

Aggregate amortization expense for amortizing intangible assets was $38,598, $34,768 and $25,704 for the years ended October 31, 2019, 2018 and 2017, respectively. Amortization of intangible assets is calculated using a straight-line method over the estimated useful lives of the intangible assets. Amortization expense is estimated to be $40,000 for each of the next five years. The gross carrying amounts and accumulated amortization of intangible assets subject to amortization as of October 31, 2019 was $645,701 and $135,393, respectively. The gross carrying amounts and accumulated amortization of intangible assets subject to amortization as of October 31, 2018 was $596,457 and $96,795, respectively.